Pension Plans and Retiree Benefits - Summary of Assumed Health Care Cost Trend Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Retirement Benefits [Abstract]
Increase, Service and interest costs	$ 1.9
Decrease, Service and interest costs	(1.5)
Increase, Accrued benefit obligations	22.7
Decrease, Accrued benefit obligation	$ (18.4)